S-K 1603, SPAC Sponsor; Conflicts of Interest	Sep. 03, 2026
SPAC Sponsor and Conflicts of Interest [Line Items]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign or sell the founder shares and private units (as well as BTIG’s securities), as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

The earlier of (A) six months after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 30 days after our initial business combination and (B) the date following the completion of our initial business combination on

Legion Capital Partners, LLC Robert LaPenta Manjit Kalha Marc Gabelli Bel Lazar Jason Lamb Susan Laughlin Michael Ferrantino

Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor or their respective affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants were originally purchased; (f) pro rata distributions from our sponsor to its respective members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the State of Delaware or our sponsor’s limited liability company agreement upon dissolution of our sponsor, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Private units (including component securities and securities underlying those component securities)	30 days after the completion of our initial business combination	Legion Capital Partners, LLC Robert LaPenta Manjit Kalha Marc Gabelli Bel Lazar Jason Lamb Susan Laughlin Michael Ferrantino	Same as above, except BTIG shall also be permitted to make the same type of transfers to their affiliates as the sponsor can make to its affiliates as described above.
Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants	180 days	Legion Capital Partners, LLC Robert LaPenta Manjit Kalha Marc Gabelli Bel Lazar Jason Lamb Susan Laughlin Michael Ferrantino

The 180 day lock-up period is pursuant to the underwriting agreement and can be waived with the prior written consent of BTIG. See “Underwriting — Lock-up.”

Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private units pursuant to the letter agreement described in the immediately preceding paragraphs.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Robert V. LaPenta	M-Tron	Electronics Manufacturing	Independent Director
Manjit S. Kalha	The LGL Group	Investments, Manufacturing	Independent Director
Marc J. Gabelli	Alpha G Investment Management, Inc.	Investments	Director
	M-Tron	Electronics Manufacturing	Co-Chairman
	The LGL Group	Investments, Manufacturing	Executive Chairman
	Associated Capital Group, Inc.	Investments	Vice Chairman
	LICT Corporation	Investments	Director
Bel W. Lazar	M-Tron	Electronics Manufacturing	Co-Chairman
Jason D. Lamb	Alpha G Investment Management, Inc.	Investments	Director
	Morgan Group Holding Co.	Investments	Independent Director
	LANTRONIX	Technology	Independent Director
Susan W. Laughlin	Gabelli Dividend and Income Trust	Investments	Board Trustee
	Gabelli Multimedia Trust	Investments	Board Trustee
	PMV Consumer Acquisition Corp	Investments	Director
Michael J. Ferrantino	Gabelli Utility Trust	Investments	Board Trustee
	Gabelli Equite Trust	Investments	Board Trustee
	Gabelli Healthcare & Wellness Rx Trust	Investments	Board Trustee
	Gabelli ETFs Trust	Investments	Board Trustee